CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) [Abstract]
Revenue	$ 51,734	$ 47,560
Cost of revenue	45,902	41,426
GROSS PROFIT	5,832	6,134
Operating expenses:
Research and development	1,189	892
Selling, general and administrative	8,676	6,862
Settlement loss, net		1,500
Total operating expenses	9,865	9,254
OPERATING LOSS	(4,033)	(3,120)
Other expenses, net	(1,720)	(336)
LOSS BEFORE EQUITY LOSS FROM INVESTMENT IN AFFILIATE AND INCOME TAX EXPENSE	(5,753)	(3,456)
Equity loss from investment in affiliate		(675)
Income tax expense	(112)	(236)
LOSS FROM CONTINUING OPERATIONS	(5,865)	(4,367)
Loss from discontinued operations		(90)
NET LOSS	(5,865)	(4,457)
LOSS PER SHARE - BASIC AND DILUTED
Continuing operations	$ (0.73)	$ (0.55)
Discontinued operations	$ 0.0	$ (0.01)
Net loss	$ (0.73)	$ (0.56)
Weighted average number of shares outstanding	8,009,185	7,890,137
COMPREHENSIVE LOSS
Net loss	(5,865)	(4,457)
Translation adjustment	(19)	172
Comprehensive loss	$ (5,884)	$ (4,285)